LVO-Q1

Quarterly Report
November 30, 2025
MFS®  Low Volatility Global
Equity Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Aerospace & Defense – 3.1%
General Dynamics Corp.	11,708	$3,999,804
Leidos Holdings, Inc.	8,683	1,659,322
Singapore Technologies Engineering Ltd.	289,000	1,851,063
Teledyne Technologies, Inc. (a)	3,189	1,592,969
		$9,103,158
Alcoholic Beverages – 0.6%
Kirin Holdings Co. Ltd.	105,800	$1,662,484
Automotive – 0.8%
USS Co. Ltd.	202,900	$2,263,685
Brokerage & Asset Managers – 0.6%
IG Group Holdings PLC	110,320	$1,658,449
Business Services – 7.8%
Accenture PLC, “A”	9,539	$2,384,750
Amano Corp.	121,200	3,267,914
CGI, Inc.	20,661	1,829,118
Compass Group PLC	83,421	2,620,849
OBIC Co. Ltd.	52,300	1,682,148
Otsuka Corp.	189,400	3,744,574
Scout24 AG	32,783	3,350,291
Serco Group PLC	709,195	2,400,924
TIS, Inc.	60,100	1,986,526
		$23,267,094
Computer Software – 5.2%
Check Point Software Technologies Ltd. (a)	6,281	$1,173,102
Constellation Software, Inc.	1,676	4,057,296
Microsoft Corp.	16,414	8,075,852
Tyler Technologies, Inc. (a)	4,595	2,157,904
		$15,464,154
Computer Software - Systems – 2.8%
Apple, Inc.	4,893	$1,364,413
Hitachi Ltd.	42,100	1,339,521
SS&C Technologies Holdings, Inc.	22,328	1,918,868
Venture Corp. Ltd.	320,100	3,690,469
		$8,313,271
Construction – 0.4%
AvalonBay Communities, Inc., REIT	7,355	$1,338,169
Consumer Products – 3.8%
Colgate-Palmolive Co.	82,408	$6,624,779
Kimberly-Clark Corp.	20,629	2,251,037
Procter & Gamble Co.	15,350	2,274,256
		$11,150,072
Consumer Services – 0.4%
Booking Holdings, Inc.	222	$1,091,061
Containers – 0.7%
Viscofan S.A.	34,188	$2,125,673

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.8%
Eaton Corp. PLC	3,458	$1,196,088
TE Connectivity PLC	18,504	4,184,679
		$5,380,767
Electronics – 3.3%
Analog Devices, Inc.	20,903	$5,546,402
KLA Corp.	1,143	1,343,562
NXP Semiconductors N.V.	9,018	1,757,969
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,857	1,124,354
		$9,772,287
Energy - Integrated – 0.8%
Aker BP ASA	48,687	$1,184,760
TotalEnergies SE	18,185	1,198,173
		$2,382,933
Food & Beverages – 4.6%
Arca Continental S.A.B. de C.V.	163,252	$1,665,700
General Mills, Inc.	49,520	2,344,772
Gruma S.A.B. de C.V.	97,880	1,730,374
Mondelez International, Inc.	26,020	1,497,972
Nestle S.A.	22,166	2,202,803
Orion Corp.	24,293	1,742,707
PepsiCo, Inc.	17,137	2,548,957
		$13,733,285
Food & Drug Stores – 0.9%
Tesco PLC	450,985	$2,689,775
Forest & Paper Products – 1.0%
Suzano S.A.	326,900	$2,915,855
General Merchandise – 1.1%
Dollarama, Inc.	23,334	$3,339,393
Health Maintenance Organizations – 0.9%
Cigna Group	9,689	$2,686,566
Insurance – 5.1%
Ameriprise Financial, Inc.	3,508	$1,598,736
Chubb Ltd.	8,319	2,463,922
Everest Group Ltd.	11,057	3,475,105
Hartford Insurance Group, Inc.	10,110	1,385,373
MetLife, Inc.	30,065	2,301,776
Samsung Fire & Marine Insurance Co. Ltd.	5,256	1,720,847
Zurich Insurance Group AG	3,141	2,256,922
		$15,202,681
Interactive Media Services – 2.3%
Alphabet, Inc., “A”	21,759	$6,966,797
Machinery & Tools – 1.0%
Deere & Co.	2,409	$1,118,957
Roper Technologies, Inc.	4,047	1,805,852
		$2,924,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.4%
DBS Group Holdings Ltd.	138,840	$5,807,098
JPMorgan Chase & Co.	17,828	5,581,590
Royal Bank of Canada	11,432	1,761,557
		$13,150,245
Medical & Health Technology & Services – 4.9%
Encompass Health Corp.	22,553	$2,621,110
McKesson Corp.	11,979	10,554,936
Ventas, Inc., REIT	15,521	1,251,458
		$14,427,504
Medical Equipment – 1.7%
Becton, Dickinson and Co.	10,956	$2,125,683
Medtronic PLC	15,770	1,661,054
STERIS PLC	4,726	1,258,439
		$5,045,176
Natural Gas - Distribution – 1.9%
Atmos Energy Corp.	8,565	$1,510,609
Italgas S.p.A.	362,304	4,087,151
		$5,597,760
Natural Gas - Pipeline – 0.4%
Enbridge, Inc.	23,688	$1,151,720
Network & Telecom – 1.3%
Motorola Solutions, Inc.	10,276	$3,798,832
Other Banks & Diversified Financials – 2.6%
American Express Co.	4,718	$1,723,344
Banco de Oro Unibank, Inc.	1,536,449	3,432,088
Mastercard, Inc., “A”	2,040	1,123,081
Visa, Inc., “A”	3,979	1,330,737
		$7,609,250
Pharmaceuticals – 8.9%
AbbVie, Inc.	5,912	$1,346,162
Johnson & Johnson	38,868	8,042,567
Merck & Co., Inc.	33,472	3,508,870
Pfizer, Inc.	51,430	1,323,808
Roche Holding AG	21,289	8,146,693
Sanofi S.A.	15,634	1,555,295
Vertex Pharmaceuticals, Inc. (a)	5,434	2,356,237
		$26,279,632
Pollution Control – 1.0%
Republic Services, Inc.	13,723	$2,978,714
Precious Metals & Minerals – 2.2%
Franco-Nevada Corp.	31,509	$6,588,666
Railroad & Shipping – 1.2%
Sankyu, Inc.	42,500	$2,298,658
West Japan Railway Co.	69,000	1,373,460
		$3,672,118

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.2%
NNN REIT, Inc.	29,205	$1,207,627
Regency Centers Corp., REIT	16,819	1,196,840
W.P. Carey, Inc., REIT	17,640	1,188,407
		$3,592,874
Restaurants – 1.8%
Jollibee Foods Corp.	809,390	$2,608,487
McDonald's Corp.	8,390	2,616,170
		$5,224,657
Specialty Chemicals – 0.5%
RPM International, Inc.	13,678	$1,466,965
Specialty Stores – 1.8%
AutoZone, Inc. (a)	365	$1,443,331
O'Reilly Automotive, Inc. (a)	13,603	1,383,425
TJX Cos., Inc.	17,621	2,676,982
		$5,503,738
Telecom Services – 5.2%
Advanced Info Service Public Co. Ltd.	158,700	$1,513,306
KDDI Corp.	231,500	3,987,570
Koninklijke KPN N.V.	1,433,878	6,553,396
Orange S.A.	114,013	1,876,700
Quebecor, Inc., “B”	41,462	1,562,745
		$15,493,717
Tobacco – 0.8%
British American Tobacco PLC	41,143	$2,409,175
Utilities - Electric Power – 6.0%
Ameren Corp.	23,691	$2,519,538
CLP Holdings Ltd.	657,000	5,738,139
Duke Energy Corp.	19,035	2,359,198
Equatorial Energia S.A.	250,096	1,864,145
Evergy, Inc.	26,043	2,022,239
Xcel Energy, Inc.	38,551	3,165,422
		$17,668,681
Utilities - Water – 0.6%
Companhia de Saneamento Basico do Estado de Sao Paulo	63,600	$1,681,017
Total Common Stocks		$288,772,859
Preferred Stocks – 1.1%
Computer Software - Systems – 1.1%
Samsung Electronics Co. Ltd.	63,659	$3,246,473

	Strike Price	First Exercise
Rights – 0.0%
Containers – 0.0%
Viscofan S.A. (a)	N/A	12/18/25	34,188	$60,280
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,938	$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.01% (v)	3,307,615	$3,308,277

Other Assets, Less Liabilities – 0.4%		1,217,697
Net Assets – 100.0%		$296,605,586

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,308,277 and
$292,079,612, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$158,300,044	$—	$—	$158,300,044
Japan	23,606,540	—	—	23,606,540
Canada	20,290,495	0	—	20,290,495
Switzerland	12,606,418	—	—	12,606,418
United Kingdom	11,779,172	—	—	11,779,172
Singapore	11,348,630	—	—	11,348,630
South Korea	6,710,027	—	—	6,710,027
Netherlands	6,553,396	—	—	6,553,396
Brazil	6,461,017	—	—	6,461,017
Other Countries	32,910,567	1,513,306	—	34,423,873
Investment Companies	3,308,277	—	—	3,308,277
Total	$293,874,583	$1,513,306	$—	$295,387,889
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$427,643	$17,526,506	$14,645,983	$(131)	$242	$3,308,277

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,756	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2025, are as follows:
United States	54.9%
Japan	8.0%
Canada	6.8%
Switzerland	4.3%
United Kingdom	4.0%
Singapore	3.8%
South Korea	2.3%
Netherlands	2.2%
Brazil	2.2%
Other Countries	11.5%